Consolidated net (debt)/cash (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Consolidated Net Debt [Abstract]
Analysis of changes in consolidated net debt

	Financing liabilities			Other assets
	Borrowings excluding overdrafts(a)	Lease Liabilities (b)	Debt-related derivatives (included in Other financial liabilities/assets)(c)	Cash and cash equivalents(d)	Other Investments(e)	Net (debt)/cash
For the six months ended 30 June 2021	US$m	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net (debt)/cash
Opening balance	(12,653)	(1,178)	248	10,381	2,538	(664)
Foreign exchange adjustment	5	1	(3)	(21)	—	(18)
Cash movements excluding exchange movements	120	170	(1)	3,663	(15)	3,937
Other non-cash movements(b)	125	(94)	(133)	—	(13)	(115)
Closing balance	(12,403)	(1,101)	111	14,023	2,510	3,140

(a)Borrowings excluding overdrafts (including lease liabilities) of US$13,504 million at 30 June 2021 (31 December 2020: US$13,831 million) differ from total borrowings and other financial liabilities of US$13,914 million (31 December 2020: US$14,015 million) on the balance sheet as they exclude overdrafts of US$4 million (31 December 2020: US$nil), other current financial liabilities of US$150 million (31 December 2020: US$23 million) and other non-current financial liabilities of US$256 million (31 December 2020: US$161 million).

(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the period.

(c)Included within "Debt-related derivatives" are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt.

(d)At 30 June 2021, we held US$1,800 million (31 December 2020: US$1,200 million) of reverse repurchase agreements, measured at amortised cost and reported within cash and cash equivalents as they are highly liquid products maturing within three months.

(e)Other investments comprise US$2,510 million (31 December 2020: US$2,538 million) of highly liquid financial assets held in managed investment funds classified as held for trading.